Stock-Based Compensation	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
2021 Equity Incentive Plan
In March 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which became effective in connection with the initial public offering (“IPO”). The 2021 Plan was approved by the Company’s Board of Directors and stockholders in March 2021. The 2021 Plan is an equity incentive plan pursuant to which the Company may grant the following awards: (i) incentive stock options; (ii) nonstatutory stock options; (iii) stock appreciation rights; (iv) restricted stock awards; (v) restricted stock unit awards; (vi) performance awards; and (vii) other forms of stock awards to employees, directors, and consultants, including employees and consultants of the Company’s affiliates. The 2021 Plan is a successor to the Company’s 2018 Stock Incentive Plan (the “2018 Plan”). Following the effectiveness of the 2021 Plan, no further grants may be made under the 2018 Plan; however, any outstanding equity awards granted under the 2018 Plan will continue to be governed by the terms of the 2018 Plan.
As of September 30, 2023, 11,797,896 shares of common stock remained available for issuance under the 2021 Plan. As of September 30, 2023, the total number of shares authorized for issuance under the 2021 Plan was 12,854,437 shares.
Compensation expense for share-based awards is recognized over the requisite service period. The fair value of stock option awards is estimated using the Black-Scholes option-pricing model, which involves using assumptions regarding price volatility, risk-free interest rate, expected dividends and projected employee stock option exercise behaviors.
The following table sets forth stock-based compensation included in the Company’s statement of operations and comprehensive loss (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Research and development expense	$567	$3,094	$999	$9,919
General and administrative expense	4,103	4,888	12,614	13,879
Total stock-based compensation expense	$4,670	$7,982	$13,613	$23,798
As of September 30, 2023, there was $28.6 million of total unrecognized compensation cost related to unvested stock options granted under the 2018 Plan and 2021 Plan, which is expected to be recognized over a weighted average period of 1.6 years.
Employee Stock Purchase Plan
In March 2021, the Company adopted the Employee Stock Purchase Plan (the “ESPP”), which became effective in connection with the IPO. The ESPP was adopted by the Company’s Board of Directors and stockholders in March 2021. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 1,237,000 shares of common stock. The Company has not yet commenced offerings to employees under the ESPP.